Debt issues (Tables)	12 Months Ended
Sep. 30, 2019
Debt issues
Schedule of debt issues and movement reconciliation

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Short-term debt:
Own issuances	25,838	26,266	23,695	26,266
Total short-term debt	25,838	26,266	23,695	26,266
Long-term debt:
Covered bonds	38,037	35,434	33,160	30,268
Senior	109,340	103,159	99,819	95,754
Securitisation	8,190	7,588	—	—
Structured notes	52	149	—	—
Total long-term debt	155,619	146,330	132,979	126,022
Total debt issues	181,457	172,596	156,674	152,288

Movement Reconciliation ($m)
Opening balance	172,596	168,356	152,288	144,116
Issuances	61,484	59,456	50,375	57,440
Maturities, repayments, buy backs and reductions	(63,313)	(64,698)	(56,347)	(58,005)
Total cash movements	(1,829)	(5,242)	(5,972)	(565)
Foreign exchange translation impact	6,713	11,022	6,514	10,252
Fair value adjustments	317	(244)	318	(240)
Fair value hedge accounting adjustments	3,512	(1,313)	3,376	(1,288)
Other (amortisation of bond issue costs, etc.)	148	17	150	13
Total non-cash movements	10,690	9,482	10,358	8,737
Closing balance	181,457	172,596	156,674	152,288

Schedule of debt issues by type and currency

Consolidated
$m	2019	2018
Short-term debt
Own issuances:
US commercial paper	19,950	18,675
Senior debt:
AUD	100	550
GBP	5,366	6,604
Other	422	437
Total own issuances	25,838	26,266
Total short-term debt	25,838	26,266
Long-term debt (by currency):
AUD	43,532	37,571
CHF	3,480	2,953
EUR	37,464	31,734
GBP	5,545	5,290
JPY	2,538	3,226
NZD	3,197	2,294
USD	54,490	60,336
Other	5,373	2,926
Total long-term debt	155,619	146,330

Summary of short-term borrowings

Consolidated
$m	2019	2018	2017
Short-term borrowings
US commercial paper
Maximum amount outstanding at any month end	26,879	28,331	27,456
Approximate average amount outstanding	22,502	23,315	23,025
Approximate weighted average interest rate on:
Average amount outstanding	2.8%	2.0%	1.3%
Outstanding as at end of the year	3.2%	2.5%	1.2%